Income and Other Taxes - Deferred Tax Asset And Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 8,800,000,000
deferred tax undistributed earnings anticipated repatriation	500,000,000
deferred tax undistributed earnings indefinitely reinvested	8,300,000,000
Research and development	793,000,000	876,000,000
Post-retirement medical benefits	359,000,000	368,000,000
Anticipated foreign repatriations	264,000,000	41,000,000
Depreciation and amortization	52,000,000	71,000,000
Net operating losses	630,000,000	637,000,000
Other operating reserves	300,000,000	285,000,000
Tax credit carryforwards	177,000,000	379,000,000
Deferred compensation	312,000,000	306,000,000
Allowance for doubtful accounts	73,000,000	93,000,000
Restructuring reserves	30,000,000	29,000,000
Pension	696,000,000	547,000,000
Other	143,000,000	132,000,000
Subtotal	3,829,000,000	3,764,000,000
Valuation allowance	(654,000,000)	(677,000,000)
Total	3,175,000,000	3,087,000,000
Unearned income and installment sales	947,000,000	996,000,000
Intangibles and goodwill	1,252,000,000	1,261,000,000
Other	48,000,000	41,000,000
Total	2,247,000,000	2,298,000,000
Total Deferred Taxes, Net	928,000,000	789,000,000
Deferred Tax Assets, Net, Current	273,000,000	229,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	23,000,000	58,000,000
Deferred Tax Assets, Tax Credit Carryforwards	177,000,000
Net Operating Loss Carryforwards, Expire	1,300,000,000
Net Operating Loss Carryforwards, Indefinitely	2,400,000,000
Carryforward Indefinitely [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	79,000,000
Carryforwards Expire [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 98,000,000